Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment	The following tables present financial information, including the measure of contribution profit (loss), for each reportable segment for the years indicated. The information is derived from our internal financial reporting used for corporate management purposes. Assets are not allocated to reportable segments, as the Company’s CODM does not evaluate reportable segments using discrete asset information.

Year Ended December 31, 2021	Lending(1)	Technology Platform(2)(3)(4)	Financial Services(4)	Reportable Segments Total	Other(4)	Total
Net revenue
Net interest income (loss)	$258,102	$(29)	$3,765	$261,838	$(9,594)	$252,244
Noninterest income	480,221	194,915	54,313	729,449	3,179	732,628
Total net revenue (loss)	$738,323	$194,886	$58,078	$991,287	$(6,415)	$984,872
Servicing rights – change in valuation inputs or assumptions(5)	2,651	—	—	2,651
Residual interests classified as debt – change in valuation inputs or assumptions(6)	22,802	—	—	22,802
Directly attributable expenses	(364,169)	(130,439)	(192,996)	(687,604)
Contribution profit (loss)	$399,607	$64,447	$(134,918)	$329,136

Year Ended December 31, 2020	Lending	Technology Platform(2)(4)	Financial Services(4)	Reportable Segments Total	Other(4)	Total
Net revenue
Net interest income (loss)	$199,345	$(107)	$484	$199,722	$(21,791)	$177,931
Noninterest income (loss)	281,521	96,423	11,386	389,330	(1,729)	387,601
Total net revenue (loss)	$480,866	$96,316	$11,870	$589,052	$(23,520)	$565,532
Servicing rights – change in valuation inputs or assumptions(5)	17,459	—	—	17,459
Residual interests classified as debt – change in valuation inputs or assumptions(6)	38,216	—	—	38,216
Directly attributable expenses	(294,812)	(42,427)	(143,966)	(481,205)
Contribution profit (loss)	$241,729	$53,889	$(132,096)	$163,522

Year Ended December 31, 2019	Lending	Technology Platform(2)	Financial Services	Reportable Segments Total	Other	Total
Net revenue
Net interest income	$325,589	$—	$614	$326,203	$3,631	$329,834
Noninterest income	108,712	795	3,318	112,825	—	112,825
Total net revenue	$434,301	$795	$3,932	$439,028	$3,631	$442,659
Servicing rights – change in valuation inputs or assumptions(5)	(8,487)	—	—	(8,487)
Residual interests classified as debt – change in valuation inputs or assumptions(6)	17,157	—	—	17,157
Directly attributable expenses	(350,511)	—	(122,732)	(473,243)
Contribution profit (loss)	$92,460	$795	$(118,800)	$(25,545)
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(1)Noninterest income within the Lending segment for the year ended December 31, 2021 included $261 of losses from our equity method investment in Lower. See Note 1 under “Equity Method Investments” for additional information.
(2)Noninterest income within the Technology Platform segment for the year ended December 31, 2020 included $4,442 of earnings from our equity method investment in Apex, net of an impairment charge in the fourth quarter of 2020. Noninterest income within this segment consisted entirely of earnings from our equity method investment in Apex during the year ended December 31, 2019. Therefore, there were no directly attributable expenses to this reportable segment in that period. See Note 1 under “Equity Method Investments” for additional information.
(3)During the year ended December 31, 2021, the five largest clients in the Technology Platform segment contributed 63% of the total net revenue within the segment, which represented 13% of our consolidated total net revenue.
(4)During the year ended December 31, 2021, total net revenue for the Technology Platform segment included $1,863 of intercompany technology platform fees earned by Galileo from SoFi, which is a Galileo client. There is an equal and offsetting expense reflected within the Financial Services segment directly attributable expenses representing the intercompany technology platform fees incurred to Galileo. The intercompany revenue and expense are eliminated in consolidation. The revenue is eliminated within “Other” and the expense is adjusted in our reconciliation of directly attributable expenses below. We recast the year ended December 31, 2020 to conform to the current year presentation, which resulted in the following: (i) an increase to the Technology Platform segment total net revenue and contribution profit of $686, (ii) a corresponding decrease to “Other” total net revenue for the elimination, (iii) a corresponding increase to Financial Services directly attributable expenses, and (iv) a corresponding adjustment in the reconciliation of directly attributable expenses.
(5)Reflects changes in fair value inputs and assumptions, including market servicing costs, conditional prepayment and default rates and discount rates. This non-cash change, which is recorded within noninterest income in the consolidated statements of operations and comprehensive income (loss) is unrealized during the period and, therefore, has no impact on our cash flows from operations. As such, the changes in fair value attributable to assumption changes are adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
(6)Reflects changes in fair value inputs and assumptions, including conditional prepayment and default rates and discount rates. When third parties finance our consolidated VIEs through purchasing residual interests, we receive proceeds at the time of the securitization close and, thereafter, pass along contractual cash flows to the residual interest owner. These obligations are measured at fair value on a recurring basis, with fair value changes recorded within noninterest income in the consolidated statements of operations and comprehensive income (loss). The fair value change attributable to assumption changes has no impact on our initial financing proceeds, our future obligations to the residual interest owner (because future residual interest claims are limited to securitization collateral cash flows), or the general operations of our business. As such, this non-cash change in fair value during the period is adjusted to provide management and financial users with better visibility into the cash flows available to finance our operations.
The following table reconciles reportable segments total contribution profit (loss) to loss before income taxes for the years presented. Expenses not allocated to reportable segments represent items that are not considered by our CODM in evaluating segment performance or allocating resources.

	Year Ended December 31,
	2021	2020	2019
Reportable segments total contribution profit (loss)	$329,136	$163,522	$(25,545)
Other total net revenue (loss)	(6,415)	(23,520)	3,631
Intercompany technology platform expenses	1,863	686	—
Servicing rights – change in valuation inputs or assumptions	(2,651)	(17,459)	8,487
Residual interests classified as debt – change in valuation inputs or assumptions	(22,802)	(38,216)	(17,157)
Expenses not allocated to segments:
Share-based compensation expense	(239,011)	(99,870)	(60,936)
Depreciation and amortization expense	(101,568)	(69,832)	(15,955)
Fair value change of warrant liabilities	(107,328)	(20,525)	2,834
Employee-related costs(1)	(143,847)	(114,599)	(53,080)
Special payment(2)	(21,181)	—	—
Other corporate and unallocated expenses(3)	(167,373)	(108,708)	(81,878)
Loss before income taxes	$(481,177)	$(328,521)	$(239,599)
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(1)Includes compensation, benefits, recruiting, certain occupancy-related costs and various travel costs of executive management, certain technology groups and general and administrative functions that are not directly attributable to the reportable segments.
(2)Represents a special payment to the Series 1 preferred stockholders in connection with the Business Combination. See Note 11 for additional information.
(3)Represents corporate overhead costs that are not allocated to reportable segments, which primarily includes corporate marketing costs, tools and subscription costs, professional services costs and corporate insurance expense, as well as equity-based payments to non-employees.